Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Janus Investment Fund
Entity Central Index Key	0000277751
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000028921 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Government Money Market Fund
Class Name	American Cancer Society Support – Class T Shares
Trading Symbol	ACTXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support – Class T Shares/ACTXX)	$23	0.46%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[1]
Net Assets	$ 472,000,000
Holdings Count | Holding	69
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$472M
Number of portfolio holdings	69

Holdings [Text Block]	What did the Fund invest in? Asset Allocation (% of net assets)
Repurchase Agreements	36.3
U.S. Government Agency Notes	36.3
U.S. Treasury Debt	14.7
Variable Rate Demand Notes	12.6
Other	0.1

C000254997 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Government Money Market Fund
Class Name	American Cancer Society Support - Class N Shares
Trading Symbol	ACOXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class N Shares/ACOXX)	$10	0.20%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[2]
Net Assets	$ 472,000,000
Holdings Count | Holding	69
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$472M
Number of portfolio holdings	69

Holdings [Text Block]	What did the Fund invest in? Asset Allocation (% of net assets)
Repurchase Agreements	36.3
U.S. Government Agency Notes	36.3
U.S. Treasury Debt	14.7
Variable Rate Demand Notes	12.6
Other	0.1

C000254996 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Government Money Market Fund
Class Name	American Cancer Society Support - Class I Shares
Trading Symbol	ACJXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support - Class I Shares/ACJXX)	$11	0.21%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.21%	[3]
Net Assets	$ 472,000,000
Holdings Count | Holding	69
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$472M
Number of portfolio holdings	69

Holdings [Text Block]	What did the Fund invest in? Asset Allocation (% of net assets)
Repurchase Agreements	36.3
U.S. Government Agency Notes	36.3
U.S. Treasury Debt	14.7
Variable Rate Demand Notes	12.6
Other	0.1

C000083514 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Government Money Market Fund
Class Name	American Cancer Society Support – Class D Shares
Trading Symbol	ACDXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Government Money Market Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Government Money Market Fund (American Cancer Society Support – Class D Shares/ACDXX)	$17	0.33%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[4]
Net Assets	$ 472,000,000
Holdings Count | Holding	69
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$472M
Number of portfolio holdings	69

Holdings [Text Block]	What did the Fund invest in? Asset Allocation (% of net assets)
Repurchase Agreements	36.3
U.S. Government Agency Notes	36.3
U.S. Treasury Debt	14.7
Variable Rate Demand Notes	12.6
Other	0.1

C000077664 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class A Shares
Trading Symbol	JHYAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class A Shares/JHYAX)	$48	0.94%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.94%	[5]
Net Assets	$ 699,000,000
Holdings Count | Holding	167
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$699M
Number of portfolio holdings	167
Portfolio turnover rate	80%
Weighted average maturity	5.1 Years
Effective duration	2.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.5
Bank Loans and Mezzanine Loans	5.4
Common Stocks	2.5
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	2.0
Foreign Government Bonds	0.3
Other	(0.8)
Ratings Summary (% of net assets)†
Aa	0.9
Baa	0.1
Ba	37.8
B	45.7
Caa	7.3
Not Rated	3.8
Other	4.4
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077665 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class C Shares
Trading Symbol	JDHCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class C Shares/JDHCX)	$86	1.67%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.67%	[6]
Net Assets	$ 699,000,000
Holdings Count | Holding	167
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$699M
Number of portfolio holdings	167
Portfolio turnover rate	80%
Weighted average maturity	5.1 Years
Effective duration	2.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.5
Bank Loans and Mezzanine Loans	5.4
Common Stocks	2.5
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	2.0
Foreign Government Bonds	0.3
Other	(0.8)
Ratings Summary (% of net assets)†
Aa	0.9
Baa	0.1
Ba	37.8
B	45.7
Caa	7.3
Not Rated	3.8
Other	4.4
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000083516 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class D Shares
Trading Symbol	JNHYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class D Shares/JNHYX)	$39	0.75%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.75%	[7]
Net Assets	$ 699,000,000
Holdings Count | Holding	167
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$699M
Number of portfolio holdings	167
Portfolio turnover rate	80%
Weighted average maturity	5.1 Years
Effective duration	2.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.5
Bank Loans and Mezzanine Loans	5.4
Common Stocks	2.5
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	2.0
Foreign Government Bonds	0.3
Other	(0.8)
Ratings Summary (% of net assets)†
Aa	0.9
Baa	0.1
Ba	37.8
B	45.7
Caa	7.3
Not Rated	3.8
Other	4.4
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077666 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class I Shares
Trading Symbol	JHYFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class I Shares/JHYFX)	$39	0.76%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[8]
Net Assets	$ 699,000,000
Holdings Count | Holding	167
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$699M
Number of portfolio holdings	167
Portfolio turnover rate	80%
Weighted average maturity	5.1 Years
Effective duration	2.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.5
Bank Loans and Mezzanine Loans	5.4
Common Stocks	2.5
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	2.0
Foreign Government Bonds	0.3
Other	(0.8)
Ratings Summary (% of net assets)†
Aa	0.9
Baa	0.1
Ba	37.8
B	45.7
Caa	7.3
Not Rated	3.8
Other	4.4
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000114871 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class N Shares
Trading Symbol	JHYNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class N Shares/JHYNX)	$33	0.64%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[9]
Net Assets	$ 699,000,000
Holdings Count | Holding	167
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$699M
Number of portfolio holdings	167
Portfolio turnover rate	80%
Weighted average maturity	5.1 Years
Effective duration	2.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.5
Bank Loans and Mezzanine Loans	5.4
Common Stocks	2.5
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	2.0
Foreign Government Bonds	0.3
Other	(0.8)
Ratings Summary (% of net assets)†
Aa	0.9
Baa	0.1
Ba	37.8
B	45.7
Caa	7.3
Not Rated	3.8
Other	4.4
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077667 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class R Shares
Trading Symbol	JHYRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class R Shares/JHYRX)	$72	1.39%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 72
Expense Ratio, Percent	1.39%	[10]
Net Assets	$ 699,000,000
Holdings Count | Holding	167
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$699M
Number of portfolio holdings	167
Portfolio turnover rate	80%
Weighted average maturity	5.1 Years
Effective duration	2.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.5
Bank Loans and Mezzanine Loans	5.4
Common Stocks	2.5
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	2.0
Foreign Government Bonds	0.3
Other	(0.8)
Ratings Summary (% of net assets)†
Aa	0.9
Baa	0.1
Ba	37.8
B	45.7
Caa	7.3
Not Rated	3.8
Other	4.4
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077668 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class S Shares
Trading Symbol	JDHYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class S Shares/JDHYX)	$58	1.13%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%	[11]
Net Assets	$ 699,000,000
Holdings Count | Holding	167
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$699M
Number of portfolio holdings	167
Portfolio turnover rate	80%
Weighted average maturity	5.1 Years
Effective duration	2.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.5
Bank Loans and Mezzanine Loans	5.4
Common Stocks	2.5
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	2.0
Foreign Government Bonds	0.3
Other	(0.8)
Ratings Summary (% of net assets)†
Aa	0.9
Baa	0.1
Ba	37.8
B	45.7
Caa	7.3
Not Rated	3.8
Other	4.4
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000028924 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson High-Yield Fund
Class Name	Class T Shares
Trading Symbol	JAHYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson High-Yield Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson High-Yield Fund (Class T Shares/JAHYX)	$45	0.88%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%	[12]
Net Assets	$ 699,000,000
Holdings Count | Holding	167
Investment Company Portfolio Turnover	80.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$699M
Number of portfolio holdings	167
Portfolio turnover rate	80%
Weighted average maturity	5.1 Years
Effective duration	2.7 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	88.5
Bank Loans and Mezzanine Loans	5.4
Common Stocks	2.5
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	2.0
Foreign Government Bonds	0.3
Other	(0.8)
Ratings Summary (% of net assets)†
Aa	0.9
Baa	0.1
Ba	37.8
B	45.7
Caa	7.3
Not Rated	3.8
Other	4.4
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000028928 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class T Shares
Trading Symbol	JMCVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class T Shares/JMCVX)	$42	0.82%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[13]
Net Assets	$ 1,919,000,000
Holdings Count | Holding	74
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,919M
Number of portfolio holdings	74
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3

C000077677 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class S Shares
Trading Symbol	JMVIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class S Shares/JMVIX)	$56	1.09%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.09%	[14]
Net Assets	$ 1,919,000,000
Holdings Count | Holding	74
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,919M
Number of portfolio holdings	74
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3

C000077676 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class R Shares
Trading Symbol	JDPRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class R Shares/JDPRX)	$69	1.34%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	1.34%	[15]
Net Assets	$ 1,919,000,000
Holdings Count | Holding	74
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,919M
Number of portfolio holdings	74
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3

C000114873 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class N Shares
Trading Symbol	JDPNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class N Shares/JDPNX)	$30	0.58%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[16]
Net Assets	$ 1,919,000,000
Holdings Count | Holding	74
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,919M
Number of portfolio holdings	74
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3

C000077675 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class I Shares
Trading Symbol	JMVAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class I Shares/JMVAX)	$36	0.69%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[17]
Net Assets	$ 1,919,000,000
Holdings Count | Holding	74
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,919M
Number of portfolio holdings	74
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3

C000083518 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class D Shares
Trading Symbol	JNMCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class D Shares/JNMCX)	$37	0.71%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.71%	[18]
Net Assets	$ 1,919,000,000
Holdings Count | Holding	74
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,919M
Number of portfolio holdings	74
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3

C000077674 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class C Shares
Trading Symbol	JMVCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class C Shares/JMVCX)	$86	1.66%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.66%	[19]
Net Assets	$ 1,919,000,000
Holdings Count | Holding	74
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,919M
Number of portfolio holdings	74
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3

C000077673 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Value Fund
Class Name	Class A Shares
Trading Symbol	JDPAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Mid Cap Value Fund (Class A Shares/JDPAX)	$50	0.96%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.96%	[20]
Net Assets	$ 1,919,000,000
Holdings Count | Holding	74
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,919M
Number of portfolio holdings	74
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3
Asset Allocation (% of net assets)
Common Stocks	97.8
Repurchase Agreements	2.2
Other	0.0
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Alliant Energy Corp	2.7
Casey's General Stores Inc	2.4
PNC Financial Services Group Inc/The	2.3
Chesapeake Energy Corp	2.3
Everest Re Group Ltd	2.3

C000083519 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Money Market Fund
Class Name	Class D Shares
Trading Symbol	JNMXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Money Market Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Money Market Fund (Class D Shares/JNMXX)	$20	0.39%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.39%	[21]
Net Assets	$ 1,306,000,000
Holdings Count | Holding	82
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,306M
Number of portfolio holdings	82

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	38.5
Commercial Paper	37.2
Variable Rate Demand Notes	14.0
U.S. Government Agency Notes	5.3
U.S. Treasury Debt	3.8
Certificates of Deposit	1.1
Other	0.1

C000028930 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Money Market Fund
Class Name	Class T Shares
Trading Symbol	JAMXX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Money Market Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Money Market Fund (Class T Shares/JAMXX)	$25	0.49%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.49%	[22]
Net Assets	$ 1,306,000,000
Holdings Count | Holding	82
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,306M
Number of portfolio holdings	82

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Repurchase Agreements	38.5
Commercial Paper	37.2
Variable Rate Demand Notes	14.0
U.S. Government Agency Notes	5.3
U.S. Treasury Debt	3.8
Certificates of Deposit	1.1
Other	0.1

C000028938 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class T Shares
Trading Symbol	JASBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class T Shares/JASBX)	$33	0.64%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[23]
Net Assets	$ 733,000,000
Holdings Count | Holding	440
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$733M
Number of portfolio holdings	440
Portfolio turnover rate	58%
Weighted average maturity	3.2 Years
Effective duration	2.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	44.0
Corporate Bonds	24.3
United States Treasury Notes/Bonds	22.2
Bank Loans and Mezzanine Loans	3.9
Mortgage-Backed Securities	3.7
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Ratings Summary (% of net assets)†
Aaa	24.2
Aa	30.0
A	11.6
Baa	14.7
Ba	9.1
B	1.3
Caa	0.1
Not Rated	8.1
Other	0.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077704 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class S Shares
Trading Symbol	JSHSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class S Shares/JSHSX)	$45	0.89%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.89%	[24]
Net Assets	$ 733,000,000
Holdings Count | Holding	440
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$733M
Number of portfolio holdings	440
Portfolio turnover rate	58%
Weighted average maturity	3.2 Years
Effective duration	2.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	44.0
Corporate Bonds	24.3
United States Treasury Notes/Bonds	22.2
Bank Loans and Mezzanine Loans	3.9
Mortgage-Backed Securities	3.7
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Ratings Summary (% of net assets)†
Aaa	24.2
Aa	30.0
A	11.6
Baa	14.7
Ba	9.1
B	1.3
Caa	0.1
Not Rated	8.1
Other	0.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000114878 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class N Shares
Trading Symbol	JSHNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class N Shares/JSHNX)	$20	0.40%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[25]
Net Assets	$ 733,000,000
Holdings Count | Holding	440
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$733M
Number of portfolio holdings	440
Portfolio turnover rate	58%
Weighted average maturity	3.2 Years
Effective duration	2.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	44.0
Corporate Bonds	24.3
United States Treasury Notes/Bonds	22.2
Bank Loans and Mezzanine Loans	3.9
Mortgage-Backed Securities	3.7
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Ratings Summary (% of net assets)†
Aaa	24.2
Aa	30.0
A	11.6
Baa	14.7
Ba	9.1
B	1.3
Caa	0.1
Not Rated	8.1
Other	0.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077703 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class I Shares
Trading Symbol	JSHIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class I Shares/JSHIX)	$24	0.46%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.46%	[26]
Net Assets	$ 733,000,000
Holdings Count | Holding	440
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$733M
Number of portfolio holdings	440
Portfolio turnover rate	58%
Weighted average maturity	3.2 Years
Effective duration	2.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	44.0
Corporate Bonds	24.3
United States Treasury Notes/Bonds	22.2
Bank Loans and Mezzanine Loans	3.9
Mortgage-Backed Securities	3.7
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Ratings Summary (% of net assets)†
Aaa	24.2
Aa	30.0
A	11.6
Baa	14.7
Ba	9.1
B	1.3
Caa	0.1
Not Rated	8.1
Other	0.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000083525 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class D Shares
Trading Symbol	JNSTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class D Shares/JNSTX)	$27	0.52%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[27]
Net Assets	$ 733,000,000
Holdings Count | Holding	440
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$733M
Number of portfolio holdings	440
Portfolio turnover rate	58%
Weighted average maturity	3.2 Years
Effective duration	2.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	44.0
Corporate Bonds	24.3
United States Treasury Notes/Bonds	22.2
Bank Loans and Mezzanine Loans	3.9
Mortgage-Backed Securities	3.7
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Ratings Summary (% of net assets)†
Aaa	24.2
Aa	30.0
A	11.6
Baa	14.7
Ba	9.1
B	1.3
Caa	0.1
Not Rated	8.1
Other	0.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077702 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class C Shares
Trading Symbol	JSHCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class C Shares/JSHCX)	$71	1.39%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.39%	[28]
Net Assets	$ 733,000,000
Holdings Count | Holding	440
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$733M
Number of portfolio holdings	440
Portfolio turnover rate	58%
Weighted average maturity	3.2 Years
Effective duration	2.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	44.0
Corporate Bonds	24.3
United States Treasury Notes/Bonds	22.2
Bank Loans and Mezzanine Loans	3.9
Mortgage-Backed Securities	3.7
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Ratings Summary (% of net assets)†
Aaa	24.2
Aa	30.0
A	11.6
Baa	14.7
Ba	9.1
B	1.3
Caa	0.1
Not Rated	8.1
Other	0.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077701 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Flexible Bond Fund
Class Name	Class A Shares
Trading Symbol	JSHAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Short Duration Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Short Duration Flexible Bond Fund (Class A Shares/JSHAX)	$36	0.70%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[29]
Net Assets	$ 733,000,000
Holdings Count | Holding	440
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$733M
Number of portfolio holdings	440
Portfolio turnover rate	58%
Weighted average maturity	3.2 Years
Effective duration	2.1 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	44.0
Corporate Bonds	24.3
United States Treasury Notes/Bonds	22.2
Bank Loans and Mezzanine Loans	3.9
Mortgage-Backed Securities	3.7
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	0.2
Other	(0.4)
Ratings Summary (% of net assets)†
Aaa	24.2
Aa	30.0
A	11.6
Baa	14.7
Ba	9.1
B	1.3
Caa	0.1
Not Rated	8.1
Other	0.9
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077705 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class A Shares
Trading Symbol	JDSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class A Shares/JDSAX)	$59	1.10%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%	[30]
Net Assets	$ 1,179,000,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,179M
Number of portfolio holdings	84
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	2.0
Other	(0.2)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2

C000077706 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class C Shares
Trading Symbol	JCSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class C Shares/JCSCX)	$89	1.66%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.66%	[31]
Net Assets	$ 1,179,000,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,179M
Number of portfolio holdings	84
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	2.0
Other	(0.2)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2

C000083526 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class D Shares
Trading Symbol	JNPSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class D Shares/JNPSX)	$42	0.78%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.78%	[32]
Net Assets	$ 1,179,000,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,179M
Number of portfolio holdings	84
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	2.0
Other	(0.2)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2

C000077707 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class I Shares
Trading Symbol	JSCOX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class I Shares/JSCOX)	$42	0.79%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.79%	[33]
Net Assets	$ 1,179,000,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,179M
Number of portfolio holdings	84
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	2.0
Other	(0.2)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2

C000028939 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class L Shares
Trading Symbol	JSIVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class L Shares/JSIVX)	$35	0.66%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%	[34]
Net Assets	$ 1,179,000,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,179M
Number of portfolio holdings	84
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	2.0
Other	(0.2)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2

C000114879 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class N Shares
Trading Symbol	JDSNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class N Shares/JDSNX)	$34	0.64%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.64%	[35]
Net Assets	$ 1,179,000,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,179M
Number of portfolio holdings	84
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	2.0
Other	(0.2)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2

C000077708 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class R Shares
Trading Symbol	JDSRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class R Shares/JDSRX)	$75	1.40%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.40%	[36]
Net Assets	$ 1,179,000,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,179M
Number of portfolio holdings	84
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	2.0
Other	(0.2)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2

C000077709 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class S Shares
Trading Symbol	JISCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class S Shares/JISCX)	$62	1.16%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	1.16%	[37]
Net Assets	$ 1,179,000,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,179M
Number of portfolio holdings	84
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	2.0
Other	(0.2)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2

C000028940 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Value Fund
Class Name	Class T Shares
Trading Symbol	JSCVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small Cap Value Fund (Class T Shares/JSCVX)	$48	0.89%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.89%	[38]
Net Assets	$ 1,179,000,000
Holdings Count | Holding	84
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$1,179M
Number of portfolio holdings	84
Portfolio turnover rate	14%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	2.0
Other	(0.2)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Wintrust Financial Corp	2.5
Axis Capital Holdings Ltd	2.4
Black Hills Corp	2.3
Fulton Financial Corp	2.3
Chesapeake Utilities Corp	2.2

C000028941 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class T Shares
Trading Symbol	JSPGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class T Shares/JSPGX)	$18	0.34%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[39]
Net Assets	$ 256,000,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$256M
Number of portfolio holdings	20
Portfolio turnover rate	7%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	63.1
Exchange-Traded Funds (ETFs)	27.2
Fixed Income Funds	8.1
Money Markets	1.5
Other	0.1
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.4
Vanguard FTSE Emerging Markets	11.9
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.4
Janus Henderson European Focus Fund - Class N Shares	8.9

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.4
Vanguard FTSE Emerging Markets	11.9
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.4
Janus Henderson European Focus Fund - Class N Shares	8.9

C000077713 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class S Shares
Trading Symbol	JGCSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class S Shares/JGCSX)	$33	0.62%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.62%	[40]
Net Assets	$ 256,000,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$256M
Number of portfolio holdings	20
Portfolio turnover rate	7%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	63.1
Exchange-Traded Funds (ETFs)	27.2
Fixed Income Funds	8.1
Money Markets	1.5
Other	0.1
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.4
Vanguard FTSE Emerging Markets	11.9
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.4
Janus Henderson European Focus Fund - Class N Shares	8.9

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.4
Vanguard FTSE Emerging Markets	11.9
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.4
Janus Henderson European Focus Fund - Class N Shares	8.9

C000077712 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class I Shares
Trading Symbol	JGCIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class I Shares/JGCIX)	$12	0.22%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.22%	[41]
Net Assets	$ 256,000,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$256M
Number of portfolio holdings	20
Portfolio turnover rate	7%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	63.1
Exchange-Traded Funds (ETFs)	27.2
Fixed Income Funds	8.1
Money Markets	1.5
Other	0.1
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.4
Vanguard FTSE Emerging Markets	11.9
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.4
Janus Henderson European Focus Fund - Class N Shares	8.9

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.4
Vanguard FTSE Emerging Markets	11.9
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.4
Janus Henderson European Focus Fund - Class N Shares	8.9

C000083527 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class D Shares
Trading Symbol	JNSGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class D Shares/JNSGX)	$14	0.26%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.26%	[42]
Net Assets	$ 256,000,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$256M
Number of portfolio holdings	20
Portfolio turnover rate	7%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	63.1
Exchange-Traded Funds (ETFs)	27.2
Fixed Income Funds	8.1
Money Markets	1.5
Other	0.1
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.4
Vanguard FTSE Emerging Markets	11.9
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.4
Janus Henderson European Focus Fund - Class N Shares	8.9

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.4
Vanguard FTSE Emerging Markets	11.9
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.4
Janus Henderson European Focus Fund - Class N Shares	8.9

C000077711 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class C Shares
Trading Symbol	JGCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class C Shares/JGCCX)	$60	1.14%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.14%	[43]
Net Assets	$ 256,000,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$256M
Number of portfolio holdings	20
Portfolio turnover rate	7%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	63.1
Exchange-Traded Funds (ETFs)	27.2
Fixed Income Funds	8.1
Money Markets	1.5
Other	0.1
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.4
Vanguard FTSE Emerging Markets	11.9
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.4
Janus Henderson European Focus Fund - Class N Shares	8.9

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.4
Vanguard FTSE Emerging Markets	11.9
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.4
Janus Henderson European Focus Fund - Class N Shares	8.9

C000077710 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Growth
Class Name	Class A Shares
Trading Symbol	JGCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Growth (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Growth (Class A Shares/JGCAX)	$23	0.44%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.44%	[44]
Net Assets	$ 256,000,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$256M
Number of portfolio holdings	20
Portfolio turnover rate	7%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	63.1
Exchange-Traded Funds (ETFs)	27.2
Fixed Income Funds	8.1
Money Markets	1.5
Other	0.1
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.4
Vanguard FTSE Emerging Markets	11.9
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.4
Janus Henderson European Focus Fund - Class N Shares	8.9

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	14.4
Vanguard FTSE Emerging Markets	11.9
Janus Henderson Research Fund - Class N Shares	11.6
Janus Henderson Growth and Income Fund - Class N Shares	9.4
Janus Henderson European Focus Fund - Class N Shares	8.9

C000077714 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class A Shares
Trading Symbol	JMOAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class A Shares/JMOAX)	$22	0.43%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.43%	[45]
Net Assets	$ 208,000,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$208M
Number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	49.1
Exchange-Traded Funds (ETFs)	30.8
Fixed Income Funds	18.4
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	11.2
Janus Henderson Flexible Bond Fund - Class N Shares	10.2
iShares Core International Aggregate Bond	9.9
Vanguard FTSE Emerging Markets	9.3
Janus Henderson Research Fund - Class N Shares	9.1

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	11.2
Janus Henderson Flexible Bond Fund - Class N Shares	10.2
iShares Core International Aggregate Bond	9.9
Vanguard FTSE Emerging Markets	9.3
Janus Henderson Research Fund - Class N Shares	9.1

C000077715 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class C Shares
Trading Symbol	JMOCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class C Shares/JMOCX)	$61	1.18%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.18%	[46]
Net Assets	$ 208,000,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$208M
Number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	49.1
Exchange-Traded Funds (ETFs)	30.8
Fixed Income Funds	18.4
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	11.2
Janus Henderson Flexible Bond Fund - Class N Shares	10.2
iShares Core International Aggregate Bond	9.9
Vanguard FTSE Emerging Markets	9.3
Janus Henderson Research Fund - Class N Shares	9.1

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	11.2
Janus Henderson Flexible Bond Fund - Class N Shares	10.2
iShares Core International Aggregate Bond	9.9
Vanguard FTSE Emerging Markets	9.3
Janus Henderson Research Fund - Class N Shares	9.1

C000083528 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class D Shares
Trading Symbol	JNSMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class D Shares/JNSMX)	$13	0.24%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.24%	[47]
Net Assets	$ 208,000,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$208M
Number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	49.1
Exchange-Traded Funds (ETFs)	30.8
Fixed Income Funds	18.4
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	11.2
Janus Henderson Flexible Bond Fund - Class N Shares	10.2
iShares Core International Aggregate Bond	9.9
Vanguard FTSE Emerging Markets	9.3
Janus Henderson Research Fund - Class N Shares	9.1

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	11.2
Janus Henderson Flexible Bond Fund - Class N Shares	10.2
iShares Core International Aggregate Bond	9.9
Vanguard FTSE Emerging Markets	9.3
Janus Henderson Research Fund - Class N Shares	9.1

C000077716 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class I Shares
Trading Symbol	JMOIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class I Shares/JMOIX)	$11	0.22%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[48]
Net Assets	$ 208,000,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$208M
Number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	49.1
Exchange-Traded Funds (ETFs)	30.8
Fixed Income Funds	18.4
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	11.2
Janus Henderson Flexible Bond Fund - Class N Shares	10.2
iShares Core International Aggregate Bond	9.9
Vanguard FTSE Emerging Markets	9.3
Janus Henderson Research Fund - Class N Shares	9.1

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	11.2
Janus Henderson Flexible Bond Fund - Class N Shares	10.2
iShares Core International Aggregate Bond	9.9
Vanguard FTSE Emerging Markets	9.3
Janus Henderson Research Fund - Class N Shares	9.1

C000077717 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class S Shares
Trading Symbol	JMOSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class S Shares/JMOSX)	$33	0.64%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[49]
Net Assets	$ 208,000,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$208M
Number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	49.1
Exchange-Traded Funds (ETFs)	30.8
Fixed Income Funds	18.4
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	11.2
Janus Henderson Flexible Bond Fund - Class N Shares	10.2
iShares Core International Aggregate Bond	9.9
Vanguard FTSE Emerging Markets	9.3
Janus Henderson Research Fund - Class N Shares	9.1

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	11.2
Janus Henderson Flexible Bond Fund - Class N Shares	10.2
iShares Core International Aggregate Bond	9.9
Vanguard FTSE Emerging Markets	9.3
Janus Henderson Research Fund - Class N Shares	9.1

C000028942 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Moderate
Class Name	Class T Shares
Trading Symbol	JSPMX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Moderate (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Moderate (Class T Shares/JSPMX)	$17	0.33%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[50]
Net Assets	$ 208,000,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$208M
Number of portfolio holdings	20
Portfolio turnover rate	5%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Equity Funds	49.1
Exchange-Traded Funds (ETFs)	30.8
Fixed Income Funds	18.4
Money Markets	1.7
Other	0.0
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	11.2
Janus Henderson Flexible Bond Fund - Class N Shares	10.2
iShares Core International Aggregate Bond	9.9
Vanguard FTSE Emerging Markets	9.3
Janus Henderson Research Fund - Class N Shares	9.1

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Overseas Fund - Class N Shares	11.2
Janus Henderson Flexible Bond Fund - Class N Shares	10.2
iShares Core International Aggregate Bond	9.9
Vanguard FTSE Emerging Markets	9.3
Janus Henderson Research Fund - Class N Shares	9.1

C000028943 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class T Shares
Trading Symbol	JSPCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class T Shares/JSPCX)	$18	0.34%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.34%	[51]
Net Assets	$ 143,000,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$143M
Number of portfolio holdings	20
Portfolio turnover rate	7%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	34.6
Equity Funds	34.4
Fixed Income Funds	29.4
Money Markets	1.6
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Flexible Bond Fund - Class N Shares	16.3
iShares Core International Aggregate Bond	15.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.5
Janus Henderson Overseas Fund - Class N Shares	7.8
Janus Henderson Emerging Markets Debt Hard Currency	7.4

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Flexible Bond Fund - Class N Shares	16.3
iShares Core International Aggregate Bond	15.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.5
Janus Henderson Overseas Fund - Class N Shares	7.8
Janus Henderson Emerging Markets Debt Hard Currency	7.4

C000077721 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class S Shares
Trading Symbol	JCASX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class S Shares/JCASX)	$34	0.66%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%	[52]
Net Assets	$ 143,000,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$143M
Number of portfolio holdings	20
Portfolio turnover rate	7%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	34.6
Equity Funds	34.4
Fixed Income Funds	29.4
Money Markets	1.6
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Flexible Bond Fund - Class N Shares	16.3
iShares Core International Aggregate Bond	15.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.5
Janus Henderson Overseas Fund - Class N Shares	7.8
Janus Henderson Emerging Markets Debt Hard Currency	7.4

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Flexible Bond Fund - Class N Shares	16.3
iShares Core International Aggregate Bond	15.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.5
Janus Henderson Overseas Fund - Class N Shares	7.8
Janus Henderson Emerging Markets Debt Hard Currency	7.4

C000077720 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class I Shares
Trading Symbol	JCAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class I Shares/JCAIX)	$13	0.25%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[53]
Net Assets	$ 143,000,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$143M
Number of portfolio holdings	20
Portfolio turnover rate	7%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	34.6
Equity Funds	34.4
Fixed Income Funds	29.4
Money Markets	1.6
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Flexible Bond Fund - Class N Shares	16.3
iShares Core International Aggregate Bond	15.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.5
Janus Henderson Overseas Fund - Class N Shares	7.8
Janus Henderson Emerging Markets Debt Hard Currency	7.4

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Flexible Bond Fund - Class N Shares	16.3
iShares Core International Aggregate Bond	15.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.5
Janus Henderson Overseas Fund - Class N Shares	7.8
Janus Henderson Emerging Markets Debt Hard Currency	7.4

C000083529 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class D Shares
Trading Symbol	JMSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class D Shares/JMSCX)	$13	0.26%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[54]
Net Assets	$ 143,000,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$143M
Number of portfolio holdings	20
Portfolio turnover rate	7%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	34.6
Equity Funds	34.4
Fixed Income Funds	29.4
Money Markets	1.6
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Flexible Bond Fund - Class N Shares	16.3
iShares Core International Aggregate Bond	15.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.5
Janus Henderson Overseas Fund - Class N Shares	7.8
Janus Henderson Emerging Markets Debt Hard Currency	7.4

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Flexible Bond Fund - Class N Shares	16.3
iShares Core International Aggregate Bond	15.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.5
Janus Henderson Overseas Fund - Class N Shares	7.8
Janus Henderson Emerging Markets Debt Hard Currency	7.4

C000077719 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class C Shares
Trading Symbol	JCACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class C Shares/JCACX)	$64	1.23%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.23%	[55]
Net Assets	$ 143,000,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$143M
Number of portfolio holdings	20
Portfolio turnover rate	7%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	34.6
Equity Funds	34.4
Fixed Income Funds	29.4
Money Markets	1.6
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Flexible Bond Fund - Class N Shares	16.3
iShares Core International Aggregate Bond	15.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.5
Janus Henderson Overseas Fund - Class N Shares	7.8
Janus Henderson Emerging Markets Debt Hard Currency	7.4

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Flexible Bond Fund - Class N Shares	16.3
iShares Core International Aggregate Bond	15.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.5
Janus Henderson Overseas Fund - Class N Shares	7.8
Janus Henderson Emerging Markets Debt Hard Currency	7.4

C000077718 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Allocation Fund – Conservative
Class Name	Class A Shares
Trading Symbol	JCAAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Global Allocation Fund – Conservative (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Global Allocation Fund – Conservative (Class A Shares/JCAAX)	$25	0.48%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[56]
Net Assets	$ 143,000,000
Holdings Count | Holding	20
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$143M
Number of portfolio holdings	20
Portfolio turnover rate	7%

Holdings [Text Block]
What did the Fund invest in?
Asset Allocation (% of net assets)
Exchange-Traded Funds (ETFs)	34.6
Equity Funds	34.4
Fixed Income Funds	29.4
Money Markets	1.6
Other	(0.0)
Top 5 Holdings (% of net assets)
Janus Henderson Flexible Bond Fund - Class N Shares	16.3
iShares Core International Aggregate Bond	15.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.5
Janus Henderson Overseas Fund - Class N Shares	7.8
Janus Henderson Emerging Markets Debt Hard Currency	7.4

Largest Holdings [Text Block]
Top 5 Holdings (% of net assets)
Janus Henderson Flexible Bond Fund - Class N Shares	16.3
iShares Core International Aggregate Bond	15.8
Janus Henderson Developed World Bond Fund - Class N Shares	12.5
Janus Henderson Overseas Fund - Class N Shares	7.8
Janus Henderson Emerging Markets Debt Hard Currency	7.4

C000077742 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class A Shares
Trading Symbol	JDFAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class A Shares/JDFAX)	$42	0.82%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[57]
Net Assets	$ 2,695,000,000
Holdings Count | Holding	617
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,695M
Number of portfolio holdings	617
Portfolio turnover rate	96%
Weighted average maturity	6.0 Years
Effective duration	5.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	33.3
Corporate Bonds	22.2
Mortgage-Backed Securities	19.1
United States Treasury Notes/Bonds	18.0
Investment Companies	4.9
Bank Loans and Mezzanine Loans	3.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Foreign Government Bonds	0.1
Other	(1.3)
Ratings Summary (% of net assets)†
Aaa	19.4
Aa	39.8
A	8.3
Baa	10.8
Ba	10.9
B	2.9
Not Rated	6.4
Other	1.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077743 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class C Shares
Trading Symbol	JFICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class C Shares/JFICX)	$74	1.44%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.44%	[58]
Net Assets	$ 2,695,000,000
Holdings Count | Holding	617
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,695M
Number of portfolio holdings	617
Portfolio turnover rate	96%
Weighted average maturity	6.0 Years
Effective duration	5.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	33.3
Corporate Bonds	22.2
Mortgage-Backed Securities	19.1
United States Treasury Notes/Bonds	18.0
Investment Companies	4.9
Bank Loans and Mezzanine Loans	3.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Foreign Government Bonds	0.1
Other	(1.3)
Ratings Summary (% of net assets)†
Aaa	19.4
Aa	39.8
A	8.3
Baa	10.8
Ba	10.9
B	2.9
Not Rated	6.4
Other	1.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000083536 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class D Shares
Trading Symbol	JANFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class D Shares/JANFX)	$27	0.52%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[59]
Net Assets	$ 2,695,000,000
Holdings Count | Holding	617
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,695M
Number of portfolio holdings	617
Portfolio turnover rate	96%
Weighted average maturity	6.0 Years
Effective duration	5.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	33.3
Corporate Bonds	22.2
Mortgage-Backed Securities	19.1
United States Treasury Notes/Bonds	18.0
Investment Companies	4.9
Bank Loans and Mezzanine Loans	3.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Foreign Government Bonds	0.1
Other	(1.3)
Ratings Summary (% of net assets)†
Aaa	19.4
Aa	39.8
A	8.3
Baa	10.8
Ba	10.9
B	2.9
Not Rated	6.4
Other	1.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077744 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class I Shares
Trading Symbol	JFLEX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class I Shares/JFLEX)	$25	0.48%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.48%	[60]
Net Assets	$ 2,695,000,000
Holdings Count | Holding	617
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,695M
Number of portfolio holdings	617
Portfolio turnover rate	96%
Weighted average maturity	6.0 Years
Effective duration	5.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	33.3
Corporate Bonds	22.2
Mortgage-Backed Securities	19.1
United States Treasury Notes/Bonds	18.0
Investment Companies	4.9
Bank Loans and Mezzanine Loans	3.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Foreign Government Bonds	0.1
Other	(1.3)
Ratings Summary (% of net assets)†
Aaa	19.4
Aa	39.8
A	8.3
Baa	10.8
Ba	10.9
B	2.9
Not Rated	6.4
Other	1.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000114884 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class N Shares
Trading Symbol	JDFNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class N Shares/JDFNX)	$20	0.40%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[61]
Net Assets	$ 2,695,000,000
Holdings Count | Holding	617
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,695M
Number of portfolio holdings	617
Portfolio turnover rate	96%
Weighted average maturity	6.0 Years
Effective duration	5.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	33.3
Corporate Bonds	22.2
Mortgage-Backed Securities	19.1
United States Treasury Notes/Bonds	18.0
Investment Companies	4.9
Bank Loans and Mezzanine Loans	3.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Foreign Government Bonds	0.1
Other	(1.3)
Ratings Summary (% of net assets)†
Aaa	19.4
Aa	39.8
A	8.3
Baa	10.8
Ba	10.9
B	2.9
Not Rated	6.4
Other	1.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077745 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class R Shares
Trading Symbol	JDFRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class R Shares/JDFRX)	$58	1.14%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.14%	[62]
Net Assets	$ 2,695,000,000
Holdings Count | Holding	617
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,695M
Number of portfolio holdings	617
Portfolio turnover rate	96%
Weighted average maturity	6.0 Years
Effective duration	5.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	33.3
Corporate Bonds	22.2
Mortgage-Backed Securities	19.1
United States Treasury Notes/Bonds	18.0
Investment Companies	4.9
Bank Loans and Mezzanine Loans	3.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Foreign Government Bonds	0.1
Other	(1.3)
Ratings Summary (% of net assets)†
Aaa	19.4
Aa	39.8
A	8.3
Baa	10.8
Ba	10.9
B	2.9
Not Rated	6.4
Other	1.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077746 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class S Shares
Trading Symbol	JADFX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class S Shares/JADFX)	$46	0.90%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%	[63]
Net Assets	$ 2,695,000,000
Holdings Count | Holding	617
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,695M
Number of portfolio holdings	617
Portfolio turnover rate	96%
Weighted average maturity	6.0 Years
Effective duration	5.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	33.3
Corporate Bonds	22.2
Mortgage-Backed Securities	19.1
United States Treasury Notes/Bonds	18.0
Investment Companies	4.9
Bank Loans and Mezzanine Loans	3.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Foreign Government Bonds	0.1
Other	(1.3)
Ratings Summary (% of net assets)†
Aaa	19.4
Aa	39.8
A	8.3
Baa	10.8
Ba	10.9
B	2.9
Not Rated	6.4
Other	1.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000028954 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Flexible Bond Fund
Class Name	Class T Shares
Trading Symbol	JAFIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Flexible Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Flexible Bond Fund (Class T Shares/JAFIX)	$33	0.64%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[64]
Net Assets	$ 2,695,000,000
Holdings Count | Holding	617
Investment Company Portfolio Turnover	96.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,695M
Number of portfolio holdings	617
Portfolio turnover rate	96%
Weighted average maturity	6.0 Years
Effective duration	5.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	33.3
Corporate Bonds	22.2
Mortgage-Backed Securities	19.1
United States Treasury Notes/Bonds	18.0
Investment Companies	4.9
Bank Loans and Mezzanine Loans	3.6
Investments Purchased with Cash Collateral from Securities Lending	0.1
Foreign Government Bonds	0.1
Other	(1.3)
Ratings Summary (% of net assets)†
Aaa	19.4
Aa	39.8
A	8.3
Baa	10.8
Ba	10.9
B	2.9
Not Rated	6.4
Other	1.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000077649 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class T Shares
Trading Symbol	JRSTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class T Shares/JRSTX)	$43	0.81%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[65]
Net Assets	$ 627,000,000
Holdings Count | Holding	104
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$627M
Number of portfolio holdings	104
Portfolio turnover rate	25%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.5
Apple Inc	6.8
Alphabet Inc - Class A	6.7
Microsoft Corp	6.0
JPMorgan Chase & Co	3.4
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.5
Apple Inc	6.8
Alphabet Inc - Class A	6.7
Microsoft Corp	6.0
JPMorgan Chase & Co	3.4

C000077648 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class S Shares
Trading Symbol	JRSSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class S Shares/JRSSX)	$56	1.07%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.07%	[66]
Net Assets	$ 627,000,000
Holdings Count | Holding	104
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$627M
Number of portfolio holdings	104
Portfolio turnover rate	25%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.5
Apple Inc	6.8
Alphabet Inc - Class A	6.7
Microsoft Corp	6.0
JPMorgan Chase & Co	3.4
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.5
Apple Inc	6.8
Alphabet Inc - Class A	6.7
Microsoft Corp	6.0
JPMorgan Chase & Co	3.4

C000147334 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class N Shares
Trading Symbol	JRSNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class N Shares/JRSNX)	$31	0.58%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.58%	[67]
Net Assets	$ 627,000,000
Holdings Count | Holding	104
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$627M
Number of portfolio holdings	104
Portfolio turnover rate	25%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.5
Apple Inc	6.8
Alphabet Inc - Class A	6.7
Microsoft Corp	6.0
JPMorgan Chase & Co	3.4
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.5
Apple Inc	6.8
Alphabet Inc - Class A	6.7
Microsoft Corp	6.0
JPMorgan Chase & Co	3.4

C000077647 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class I Shares
Trading Symbol	JRSIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class I Shares/JRSIX)	$35	0.67%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[68]
Net Assets	$ 627,000,000
Holdings Count | Holding	104
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$627M
Number of portfolio holdings	104
Portfolio turnover rate	25%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.5
Apple Inc	6.8
Alphabet Inc - Class A	6.7
Microsoft Corp	6.0
JPMorgan Chase & Co	3.4
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.5
Apple Inc	6.8
Alphabet Inc - Class A	6.7
Microsoft Corp	6.0
JPMorgan Chase & Co	3.4

C000150517 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class D Shares
Trading Symbol	JRSDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class D Shares/JRSDX)	$37	0.70%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[69]
Net Assets	$ 627,000,000
Holdings Count | Holding	104
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$627M
Number of portfolio holdings	104
Portfolio turnover rate	25%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.5
Apple Inc	6.8
Alphabet Inc - Class A	6.7
Microsoft Corp	6.0
JPMorgan Chase & Co	3.4
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.5
Apple Inc	6.8
Alphabet Inc - Class A	6.7
Microsoft Corp	6.0
JPMorgan Chase & Co	3.4

C000077646 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class C Shares
Trading Symbol	JRSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class C Shares/JRSCX)	$87	1.65%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	1.65%	[70]
Net Assets	$ 627,000,000
Holdings Count | Holding	104
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$627M
Number of portfolio holdings	104
Portfolio turnover rate	25%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.5
Apple Inc	6.8
Alphabet Inc - Class A	6.7
Microsoft Corp	6.0
JPMorgan Chase & Co	3.4
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.5
Apple Inc	6.8
Alphabet Inc - Class A	6.7
Microsoft Corp	6.0
JPMorgan Chase & Co	3.4

C000077645 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Adaptive Risk Managed U.S. Equity Fund
Class Name	Class A Shares
Trading Symbol	JRSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Adaptive Risk Managed U.S. Equity Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Adaptive Risk Managed U.S. Equity Fund (Class A Shares/JRSAX)	$47	0.89%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.89%	[71]
Net Assets	$ 627,000,000
Holdings Count | Holding	104
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$627M
Number of portfolio holdings	104
Portfolio turnover rate	25%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.5
Apple Inc	6.8
Alphabet Inc - Class A	6.7
Microsoft Corp	6.0
JPMorgan Chase & Co	3.4
Asset Allocation (% of net assets)
Common Stocks	100.0
Investment Companies	0.1
Investments Purchased with Cash Collateral from Securities Lending	0.0
Other	(0.1)
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
NVIDIA Corp	7.5
Apple Inc	6.8
Alphabet Inc - Class A	6.7
Microsoft Corp	6.0
JPMorgan Chase & Co	3.4

C000107973 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class A Shares
Trading Symbol	JVSAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class A Shares/JVSAX)	$59	1.11%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%	[72]
Net Assets	$ 69,000,000
Holdings Count | Holding	51
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$69M
Number of portfolio holdings	51
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Alliant Energy Corp	2.9
Selective Insurance Group Inc	2.9
Vontier Corp	2.9
Helios Technologies Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	1.6
Other	0.2
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Alliant Energy Corp	2.9
Selective Insurance Group Inc	2.9
Vontier Corp	2.9
Helios Technologies Inc	2.9

C000107974 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class C Shares
Trading Symbol	JVSCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class C Shares/JVSCX)	$98	1.85%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	1.85%	[73]
Net Assets	$ 69,000,000
Holdings Count | Holding	51
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$69M
Number of portfolio holdings	51
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Alliant Energy Corp	2.9
Selective Insurance Group Inc	2.9
Vontier Corp	2.9
Helios Technologies Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	1.6
Other	0.2
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Alliant Energy Corp	2.9
Selective Insurance Group Inc	2.9
Vontier Corp	2.9
Helios Technologies Inc	2.9

C000107975 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class D Shares
Trading Symbol	JSVDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class D Shares/JSVDX)	$47	0.88%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.88%	[74]
Net Assets	$ 69,000,000
Holdings Count | Holding	51
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$69M
Number of portfolio holdings	51
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Alliant Energy Corp	2.9
Selective Insurance Group Inc	2.9
Vontier Corp	2.9
Helios Technologies Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	1.6
Other	0.2
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Alliant Energy Corp	2.9
Selective Insurance Group Inc	2.9
Vontier Corp	2.9
Helios Technologies Inc	2.9

C000107976 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class I Shares
Trading Symbol	JVSIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class I Shares/JVSIX)	$45	0.86%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.86%	[75]
Net Assets	$ 69,000,000
Holdings Count | Holding	51
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$69M
Number of portfolio holdings	51
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Alliant Energy Corp	2.9
Selective Insurance Group Inc	2.9
Vontier Corp	2.9
Helios Technologies Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	1.6
Other	0.2
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Alliant Energy Corp	2.9
Selective Insurance Group Inc	2.9
Vontier Corp	2.9
Helios Technologies Inc	2.9

C000114893 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class N Shares
Trading Symbol	JVSNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class N Shares/JVSNX)	$41	0.77%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.77%	[76]
Net Assets	$ 69,000,000
Holdings Count | Holding	51
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$69M
Number of portfolio holdings	51
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Alliant Energy Corp	2.9
Selective Insurance Group Inc	2.9
Vontier Corp	2.9
Helios Technologies Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	1.6
Other	0.2
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Alliant Energy Corp	2.9
Selective Insurance Group Inc	2.9
Vontier Corp	2.9
Helios Technologies Inc	2.9

C000107977 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class S Shares
Trading Symbol	JSVSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class S Shares/JSVSX)	$56	1.06%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.06%	[77]
Net Assets	$ 69,000,000
Holdings Count | Holding	51
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$69M
Number of portfolio holdings	51
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Alliant Energy Corp	2.9
Selective Insurance Group Inc	2.9
Vontier Corp	2.9
Helios Technologies Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	1.6
Other	0.2
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Alliant Energy Corp	2.9
Selective Insurance Group Inc	2.9
Vontier Corp	2.9
Helios Technologies Inc	2.9

C000107978 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small-Mid Cap Value Fund
Class Name	Class T Shares
Trading Symbol	JSVTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Small-Mid Cap Value Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Small-Mid Cap Value Fund (Class T Shares/JSVTX)	$52	0.99%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.99%	[78]
Net Assets	$ 69,000,000
Holdings Count | Holding	51
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$69M
Number of portfolio holdings	51
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Alliant Energy Corp	2.9
Selective Insurance Group Inc	2.9
Vontier Corp	2.9
Helios Technologies Inc	2.9
Asset Allocation (% of net assets)
Common Stocks	98.2
Repurchase Agreements	1.6
Other	0.2
Country Allocations (% of investments)

Largest Holdings [Text Block]	5 Largest Equity Holdings (% of net assets)
Axis Capital Holdings Ltd	3.0
Alliant Energy Corp	2.9
Selective Insurance Group Inc	2.9
Vontier Corp	2.9
Helios Technologies Inc	2.9

C000137964 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class T Shares
Trading Symbol	JMUTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class T Shares/JMUTX)	$40	0.78%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[79]
Net Assets	$ 6,589,000,000
Holdings Count | Holding	935
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,589M
Number of portfolio holdings	935
Portfolio turnover rate	49%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.6
Corporate Bonds	33.4
Mortgage-Backed Securities	21.8
Bank Loans and Mezzanine Loans	10.1
Investment Companies	7.9
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Preferred Equity	0.3
Private Placements	0.1
Preferred Stocks	0.1
Common Stocks	0.1
Promissory Notes	0.0
Other	(21.8)
Ratings Summary (% of net assets)†
Aaa	11.5
Aa	22.3
A	3.4
Baa	12.1
Ba	21.7
B	21.9
Caa	2.2
Not Rated	22.7
Other	(17.8)
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137963 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class S Shares
Trading Symbol	JMUSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class S Shares/JMUSX)	$55	1.07%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[80]
Net Assets	$ 6,589,000,000
Holdings Count | Holding	935
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,589M
Number of portfolio holdings	935
Portfolio turnover rate	49%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.6
Corporate Bonds	33.4
Mortgage-Backed Securities	21.8
Bank Loans and Mezzanine Loans	10.1
Investment Companies	7.9
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Preferred Equity	0.3
Private Placements	0.1
Preferred Stocks	0.1
Common Stocks	0.1
Promissory Notes	0.0
Other	(21.8)
Ratings Summary (% of net assets)†
Aaa	11.5
Aa	22.3
A	3.4
Baa	12.1
Ba	21.7
B	21.9
Caa	2.2
Not Rated	22.7
Other	(17.8)
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137962 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class N Shares
Trading Symbol	JMTNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class N Shares/JMTNX)	$28	0.54%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.54%	[81]
Net Assets	$ 6,589,000,000
Holdings Count | Holding	935
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,589M
Number of portfolio holdings	935
Portfolio turnover rate	49%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.6
Corporate Bonds	33.4
Mortgage-Backed Securities	21.8
Bank Loans and Mezzanine Loans	10.1
Investment Companies	7.9
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Preferred Equity	0.3
Private Placements	0.1
Preferred Stocks	0.1
Common Stocks	0.1
Promissory Notes	0.0
Other	(21.8)
Ratings Summary (% of net assets)†
Aaa	11.5
Aa	22.3
A	3.4
Baa	12.1
Ba	21.7
B	21.9
Caa	2.2
Not Rated	22.7
Other	(17.8)
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137961 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class I Shares
Trading Symbol	JMUIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class I Shares/JMUIX)	$32	0.63%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.63%	[82]
Net Assets	$ 6,589,000,000
Holdings Count | Holding	935
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,589M
Number of portfolio holdings	935
Portfolio turnover rate	49%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.6
Corporate Bonds	33.4
Mortgage-Backed Securities	21.8
Bank Loans and Mezzanine Loans	10.1
Investment Companies	7.9
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Preferred Equity	0.3
Private Placements	0.1
Preferred Stocks	0.1
Common Stocks	0.1
Promissory Notes	0.0
Other	(21.8)
Ratings Summary (% of net assets)†
Aaa	11.5
Aa	22.3
A	3.4
Baa	12.1
Ba	21.7
B	21.9
Caa	2.2
Not Rated	22.7
Other	(17.8)
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137960 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class D Shares
Trading Symbol	JMUDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class D Shares/JMUDX)	$35	0.67%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.67%	[83]
Net Assets	$ 6,589,000,000
Holdings Count | Holding	935
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,589M
Number of portfolio holdings	935
Portfolio turnover rate	49%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.6
Corporate Bonds	33.4
Mortgage-Backed Securities	21.8
Bank Loans and Mezzanine Loans	10.1
Investment Companies	7.9
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Preferred Equity	0.3
Private Placements	0.1
Preferred Stocks	0.1
Common Stocks	0.1
Promissory Notes	0.0
Other	(21.8)
Ratings Summary (% of net assets)†
Aaa	11.5
Aa	22.3
A	3.4
Baa	12.1
Ba	21.7
B	21.9
Caa	2.2
Not Rated	22.7
Other	(17.8)
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137959 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class C Shares
Trading Symbol	JMUCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class C Shares/JMUCX)	$81	1.58%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.58%	[84]
Net Assets	$ 6,589,000,000
Holdings Count | Holding	935
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,589M
Number of portfolio holdings	935
Portfolio turnover rate	49%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.6
Corporate Bonds	33.4
Mortgage-Backed Securities	21.8
Bank Loans and Mezzanine Loans	10.1
Investment Companies	7.9
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Preferred Equity	0.3
Private Placements	0.1
Preferred Stocks	0.1
Common Stocks	0.1
Promissory Notes	0.0
Other	(21.8)
Ratings Summary (% of net assets)†
Aaa	11.5
Aa	22.3
A	3.4
Baa	12.1
Ba	21.7
B	21.9
Caa	2.2
Not Rated	22.7
Other	(17.8)
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137958 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Multi-Sector Income Fund
Class Name	Class A Shares
Trading Symbol	JMUAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Multi-Sector Income Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Multi-Sector Income Fund (Class A Shares/JMUAX)	$44	0.85%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%	[85]
Net Assets	$ 6,589,000,000
Holdings Count | Holding	935
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$6,589M
Number of portfolio holdings	935
Portfolio turnover rate	49%
Weighted average maturity	6.2 Years
Effective duration	3.4 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Asset-Backed/Commercial Mortgage-Backed Securities	46.6
Corporate Bonds	33.4
Mortgage-Backed Securities	21.8
Bank Loans and Mezzanine Loans	10.1
Investment Companies	7.9
Investments Purchased with Cash Collateral from Securities Lending	1.4
Private Preferred Equity	0.3
Private Placements	0.1
Preferred Stocks	0.1
Common Stocks	0.1
Promissory Notes	0.0
Other	(21.8)
Ratings Summary (% of net assets)†
Aaa	11.5
Aa	22.3
A	3.4
Baa	12.1
Ba	21.7
B	21.9
Caa	2.2
Not Rated	22.7
Other	(17.8)
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137972 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class A Shares
Trading Symbol	JUCAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class A Shares/JUCAX)	$50	0.97%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.97%	[86]
Net Assets	$ 51,000,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	165
Portfolio turnover rate	35%
Weighted average maturity	2.8 Years
Effective duration	0.8 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.5
Asset-Backed/Commercial Mortgage-Backed Securities	26.5
Commercial Paper	2.6
Bank Loans and Mezzanine Loans	0.5
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	0.9
Ratings Summary (% of net assets)†
Aaa	2.3
Aa	2.9
A	18.6
Baa	50.2
Ba	17.7
B	1.6
Not Rated	4.2
Other	2.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137973 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class C Shares
Trading Symbol	JUCCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class C Shares/JUCCX)	$84	1.63%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.63%	[87]
Net Assets	$ 51,000,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	165
Portfolio turnover rate	35%
Weighted average maturity	2.8 Years
Effective duration	0.8 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.5
Asset-Backed/Commercial Mortgage-Backed Securities	26.5
Commercial Paper	2.6
Bank Loans and Mezzanine Loans	0.5
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	0.9
Ratings Summary (% of net assets)†
Aaa	2.3
Aa	2.9
A	18.6
Baa	50.2
Ba	17.7
B	1.6
Not Rated	4.2
Other	2.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137974 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class D Shares
Trading Symbol	JUCDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class D Shares/JUCDX)	$39	0.76%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%	[88]
Net Assets	$ 51,000,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	165
Portfolio turnover rate	35%
Weighted average maturity	2.8 Years
Effective duration	0.8 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.5
Asset-Backed/Commercial Mortgage-Backed Securities	26.5
Commercial Paper	2.6
Bank Loans and Mezzanine Loans	0.5
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	0.9
Ratings Summary (% of net assets)†
Aaa	2.3
Aa	2.9
A	18.6
Baa	50.2
Ba	17.7
B	1.6
Not Rated	4.2
Other	2.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137975 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class I Shares
Trading Symbol	JUCIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class I Shares/JUCIX)	$38	0.74%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%	[89]
Net Assets	$ 51,000,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	165
Portfolio turnover rate	35%
Weighted average maturity	2.8 Years
Effective duration	0.8 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.5
Asset-Backed/Commercial Mortgage-Backed Securities	26.5
Commercial Paper	2.6
Bank Loans and Mezzanine Loans	0.5
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	0.9
Ratings Summary (% of net assets)†
Aaa	2.3
Aa	2.9
A	18.6
Baa	50.2
Ba	17.7
B	1.6
Not Rated	4.2
Other	2.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137976 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class N Shares
Trading Symbol	JUCNX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class N Shares/JUCNX)	$33	0.64%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%	[90]
Net Assets	$ 51,000,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	165
Portfolio turnover rate	35%
Weighted average maturity	2.8 Years
Effective duration	0.8 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.5
Asset-Backed/Commercial Mortgage-Backed Securities	26.5
Commercial Paper	2.6
Bank Loans and Mezzanine Loans	0.5
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	0.9
Ratings Summary (% of net assets)†
Aaa	2.3
Aa	2.9
A	18.6
Baa	50.2
Ba	17.7
B	1.6
Not Rated	4.2
Other	2.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000151361 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class R Shares
Trading Symbol	JUCRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class R Shares/JUCRX)	$71	1.39%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.39%	[91]
Net Assets	$ 51,000,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	165
Portfolio turnover rate	35%
Weighted average maturity	2.8 Years
Effective duration	0.8 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.5
Asset-Backed/Commercial Mortgage-Backed Securities	26.5
Commercial Paper	2.6
Bank Loans and Mezzanine Loans	0.5
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	0.9
Ratings Summary (% of net assets)†
Aaa	2.3
Aa	2.9
A	18.6
Baa	50.2
Ba	17.7
B	1.6
Not Rated	4.2
Other	2.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137977 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class S Shares
Trading Symbol	JUCSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class S Shares/JUCSX)	$59	1.14%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.14%	[92]
Net Assets	$ 51,000,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	165
Portfolio turnover rate	35%
Weighted average maturity	2.8 Years
Effective duration	0.8 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.5
Asset-Backed/Commercial Mortgage-Backed Securities	26.5
Commercial Paper	2.6
Bank Loans and Mezzanine Loans	0.5
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	0.9
Ratings Summary (% of net assets)†
Aaa	2.3
Aa	2.9
A	18.6
Baa	50.2
Ba	17.7
B	1.6
Not Rated	4.2
Other	2.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000137978 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Absolute Return Income Opportunities Fund
Class Name	Class T Shares
Trading Symbol	JUCTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Absolute Return Income Opportunities Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Absolute Return Income Opportunities Fund (Class T Shares/JUCTX)	$45	0.87%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.87%	[93]
Net Assets	$ 51,000,000
Holdings Count | Holding	165
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$51M
Number of portfolio holdings	165
Portfolio turnover rate	35%
Weighted average maturity	2.8 Years
Effective duration	0.8 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	69.5
Asset-Backed/Commercial Mortgage-Backed Securities	26.5
Commercial Paper	2.6
Bank Loans and Mezzanine Loans	0.5
OTC Purchased Credit Default Swaptions – Puts – Buy Protection	0.0
Other	0.9
Ratings Summary (% of net assets)†
Aaa	2.3
Aa	2.9
A	18.6
Baa	50.2
Ba	17.7
B	1.6
Not Rated	4.2
Other	2.5
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183920 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class T Shares
Trading Symbol	HFATX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class T Shares/HFATX)	$42	0.82%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%	[94]
Net Assets	$ 576,000,000
Holdings Count | Holding	204
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$576M
Number of portfolio holdings	204
Portfolio turnover rate	32%
Weighted average maturity	5.9 Years
Effective duration	3.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	58.9
Foreign Government Bonds	13.7
Bank Loans and Mezzanine Loans	7.5
Asset-Backed/Commercial Mortgage-Backed Securities	7.1
Mortgage-Backed Securities	5.1
United States Treasury Notes/Bonds	4.8
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(0.2)
Ratings Summary (% of net assets)†
Aaa	17.0
Aa	12.7
A	11.5
Baa	25.6
Ba	15.7
B	14.1
Caa	0.7
Not Rated	1.4
Other	1.3
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183919 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class S Shares
Trading Symbol	HFASX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class S Shares/HFASX)	$55	1.07%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%	[95]
Net Assets	$ 576,000,000
Holdings Count | Holding	204
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$576M
Number of portfolio holdings	204
Portfolio turnover rate	32%
Weighted average maturity	5.9 Years
Effective duration	3.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	58.9
Foreign Government Bonds	13.7
Bank Loans and Mezzanine Loans	7.5
Asset-Backed/Commercial Mortgage-Backed Securities	7.1
Mortgage-Backed Securities	5.1
United States Treasury Notes/Bonds	4.8
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(0.2)
Ratings Summary (% of net assets)†
Aaa	17.0
Aa	12.7
A	11.5
Baa	25.6
Ba	15.7
B	14.1
Caa	0.7
Not Rated	1.4
Other	1.3
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183917 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class N Shares
Trading Symbol	HFARX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class N Shares/HFARX)	$30	0.58%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[96]
Net Assets	$ 576,000,000
Holdings Count | Holding	204
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$576M
Number of portfolio holdings	204
Portfolio turnover rate	32%
Weighted average maturity	5.9 Years
Effective duration	3.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	58.9
Foreign Government Bonds	13.7
Bank Loans and Mezzanine Loans	7.5
Asset-Backed/Commercial Mortgage-Backed Securities	7.1
Mortgage-Backed Securities	5.1
United States Treasury Notes/Bonds	4.8
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(0.2)
Ratings Summary (% of net assets)†
Aaa	17.0
Aa	12.7
A	11.5
Baa	25.6
Ba	15.7
B	14.1
Caa	0.7
Not Rated	1.4
Other	1.3
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183916 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class I Shares
Trading Symbol	HFAIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class I Shares/HFAIX)	$29	0.57%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%	[97]
Net Assets	$ 576,000,000
Holdings Count | Holding	204
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$576M
Number of portfolio holdings	204
Portfolio turnover rate	32%
Weighted average maturity	5.9 Years
Effective duration	3.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	58.9
Foreign Government Bonds	13.7
Bank Loans and Mezzanine Loans	7.5
Asset-Backed/Commercial Mortgage-Backed Securities	7.1
Mortgage-Backed Securities	5.1
United States Treasury Notes/Bonds	4.8
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(0.2)
Ratings Summary (% of net assets)†
Aaa	17.0
Aa	12.7
A	11.5
Baa	25.6
Ba	15.7
B	14.1
Caa	0.7
Not Rated	1.4
Other	1.3
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183915 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class D Shares
Trading Symbol	HFADX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class D Shares/HFADX)	$35	0.68%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%	[98]
Net Assets	$ 576,000,000
Holdings Count | Holding	204
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$576M
Number of portfolio holdings	204
Portfolio turnover rate	32%
Weighted average maturity	5.9 Years
Effective duration	3.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	58.9
Foreign Government Bonds	13.7
Bank Loans and Mezzanine Loans	7.5
Asset-Backed/Commercial Mortgage-Backed Securities	7.1
Mortgage-Backed Securities	5.1
United States Treasury Notes/Bonds	4.8
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(0.2)
Ratings Summary (% of net assets)†
Aaa	17.0
Aa	12.7
A	11.5
Baa	25.6
Ba	15.7
B	14.1
Caa	0.7
Not Rated	1.4
Other	1.3
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183914 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class C Shares
Trading Symbol	HFACX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class C Shares/HFACX)	$80	1.56%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.56%	[99]
Net Assets	$ 576,000,000
Holdings Count | Holding	204
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$576M
Number of portfolio holdings	204
Portfolio turnover rate	32%
Weighted average maturity	5.9 Years
Effective duration	3.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	58.9
Foreign Government Bonds	13.7
Bank Loans and Mezzanine Loans	7.5
Asset-Backed/Commercial Mortgage-Backed Securities	7.1
Mortgage-Backed Securities	5.1
United States Treasury Notes/Bonds	4.8
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(0.2)
Ratings Summary (% of net assets)†
Aaa	17.0
Aa	12.7
A	11.5
Baa	25.6
Ba	15.7
B	14.1
Caa	0.7
Not Rated	1.4
Other	1.3
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183913 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson Developed World Bond Fund
Class Name	Class A Shares
Trading Symbol	HFAAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson Developed World Bond Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson Developed World Bond Fund (Class A Shares/HFAAX)	$40	0.78%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.78%	[100]
Net Assets	$ 576,000,000
Holdings Count | Holding	204
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$576M
Number of portfolio holdings	204
Portfolio turnover rate	32%
Weighted average maturity	5.9 Years
Effective duration	3.9 Years

Holdings [Text Block]
What did the Fund invest in?
   Asset Allocation (% of net assets)
Corporate Bonds	58.9
Foreign Government Bonds	13.7
Bank Loans and Mezzanine Loans	7.5
Asset-Backed/Commercial Mortgage-Backed Securities	7.1
Mortgage-Backed Securities	5.1
United States Treasury Notes/Bonds	4.8
Investment Companies	2.5
Investments Purchased with Cash Collateral from Securities Lending	0.6
Other	(0.2)
Ratings Summary (% of net assets)†
Aaa	17.0
Aa	12.7
A	11.5
Baa	25.6
Ba	15.7
B	14.1
Caa	0.7
Not Rated	1.4
Other	1.3
Top 5 Areas of Investment (% of net assets)
†The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.

Credit Ratings Selection [Text Block]	The credit rating displayed is determined based on the availability of ratings from specific agencies. If Moody's, S&P, and Fitch all provide ratings, the middle rating of the three is shown. If only two of these agencies provide ratings, the more conservative (lower) rating is displayed. Should only one of these agencies offer a rating, that rating alone is used. In cases where none of the primary agencies (Moody's, S&P, Fitch) provide a rating, ratings from secondary agencies KBRA or DBRS are considered. If both secondary agencies provide ratings, the more conservative of the two is shown. If only one secondary agency provides a rating, that rating is displayed.
Largest Holdings [Text Block]	Top 5 Areas of Investment (% of net assets)
C000183943 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson International Dividend Fund
Class Name	Class A Shares
Trading Symbol	HDAVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class A Shares/HDAVX)	$60	1.15%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.15%	[101]
Net Assets	$ 257,000,000
Holdings Count | Holding	47
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$257M
Number of portfolio holdings	47
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
Samsung Electronics Co Ltd	3.9
Tokyo Electron Ltd	3.1
Cie Financiere Richemont SA (REG)	3.0
Roche Holding AG	3.0
Asset Allocation (% of net assets)
Common Stocks	94.2
Preferred Stocks	3.9
Investment Companies	1.1
Other	0.8
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
Samsung Electronics Co Ltd	3.9
Tokyo Electron Ltd	3.1
Cie Financiere Richemont SA (REG)	3.0
Roche Holding AG	3.0

C000183944 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson International Dividend Fund
Class Name	Class C Shares
Trading Symbol	HDCVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class C Shares/HDCVX)	$97	1.86%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	1.86%	[102]
Net Assets	$ 257,000,000
Holdings Count | Holding	47
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$257M
Number of portfolio holdings	47
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
Samsung Electronics Co Ltd	3.9
Tokyo Electron Ltd	3.1
Cie Financiere Richemont SA (REG)	3.0
Roche Holding AG	3.0
Asset Allocation (% of net assets)
Common Stocks	94.2
Preferred Stocks	3.9
Investment Companies	1.1
Other	0.8
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
Samsung Electronics Co Ltd	3.9
Tokyo Electron Ltd	3.1
Cie Financiere Richemont SA (REG)	3.0
Roche Holding AG	3.0

C000183945 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson International Dividend Fund
Class Name	Class D Shares
Trading Symbol	HDDVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/reports. You can also request this information by contacting us at 1-800-525-3713.
Additional Information Phone Number	1-800-525-3713
Additional Information Website	janushenderson.com/reports
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class D Shares/HDDVX)	$49	0.94%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[103]
Net Assets	$ 257,000,000
Holdings Count | Holding	47
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$257M
Number of portfolio holdings	47
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
Samsung Electronics Co Ltd	3.9
Tokyo Electron Ltd	3.1
Cie Financiere Richemont SA (REG)	3.0
Roche Holding AG	3.0
Asset Allocation (% of net assets)
Common Stocks	94.2
Preferred Stocks	3.9
Investment Companies	1.1
Other	0.8
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
Samsung Electronics Co Ltd	3.9
Tokyo Electron Ltd	3.1
Cie Financiere Richemont SA (REG)	3.0
Roche Holding AG	3.0

C000183946 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson International Dividend Fund
Class Name	Class I Shares
Trading Symbol	HDIVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class I Shares/HDIVX)	$48	0.92%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.92%	[104]
Net Assets	$ 257,000,000
Holdings Count | Holding	47
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$257M
Number of portfolio holdings	47
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
Samsung Electronics Co Ltd	3.9
Tokyo Electron Ltd	3.1
Cie Financiere Richemont SA (REG)	3.0
Roche Holding AG	3.0
Asset Allocation (% of net assets)
Common Stocks	94.2
Preferred Stocks	3.9
Investment Companies	1.1
Other	0.8
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
Samsung Electronics Co Ltd	3.9
Tokyo Electron Ltd	3.1
Cie Financiere Richemont SA (REG)	3.0
Roche Holding AG	3.0

C000183947 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson International Dividend Fund
Class Name	Class N Shares
Trading Symbol	HDRVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class N Shares/HDRVX)	$43	0.83%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.83%	[105]
Net Assets	$ 257,000,000
Holdings Count | Holding	47
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$257M
Number of portfolio holdings	47
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
Samsung Electronics Co Ltd	3.9
Tokyo Electron Ltd	3.1
Cie Financiere Richemont SA (REG)	3.0
Roche Holding AG	3.0
Asset Allocation (% of net assets)
Common Stocks	94.2
Preferred Stocks	3.9
Investment Companies	1.1
Other	0.8
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
Samsung Electronics Co Ltd	3.9
Tokyo Electron Ltd	3.1
Cie Financiere Richemont SA (REG)	3.0
Roche Holding AG	3.0

C000183949 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson International Dividend Fund
Class Name	Class S Shares
Trading Symbol	HDQVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class S Shares/HDQVX)	$58	1.12%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%	[106]
Net Assets	$ 257,000,000
Holdings Count | Holding	47
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$257M
Number of portfolio holdings	47
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
Samsung Electronics Co Ltd	3.9
Tokyo Electron Ltd	3.1
Cie Financiere Richemont SA (REG)	3.0
Roche Holding AG	3.0
Asset Allocation (% of net assets)
Common Stocks	94.2
Preferred Stocks	3.9
Investment Companies	1.1
Other	0.8
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
Samsung Electronics Co Ltd	3.9
Tokyo Electron Ltd	3.1
Cie Financiere Richemont SA (REG)	3.0
Roche Holding AG	3.0

C000183950 [Member]
Shareholder Report [Line Items]
Fund Name	Janus Henderson International Dividend Fund
Class Name	Class T Shares
Trading Symbol	HDTVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about the Janus Henderson International Dividend Fund (the "Fund”) for the period of July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-877-335-2687.
Additional Information Phone Number	1-877-335-2687
Additional Information Website	janushenderson.com/info
Expenses [Text Block]
What were the costs for the last 6 months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Janus Henderson International Dividend Fund (Class T Shares/HDTVX)	$56	1.07%*
*	Annualized for periods of less than one full year.

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.07%	[107]
Net Assets	$ 257,000,000
Holdings Count | Holding	47
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$257M
Number of portfolio holdings	47
Portfolio turnover rate	27%

Holdings [Text Block]
What did the Fund invest in?
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
Samsung Electronics Co Ltd	3.9
Tokyo Electron Ltd	3.1
Cie Financiere Richemont SA (REG)	3.0
Roche Holding AG	3.0
Asset Allocation (% of net assets)
Common Stocks	94.2
Preferred Stocks	3.9
Investment Companies	1.1
Other	0.8
Top 5 Country Allocations (% of investments)

Largest Holdings [Text Block]
5 Largest Equity Holdings (% of net assets)
Taiwan Semiconductor Manufacturing Co Ltd (ADR)	4.1
Samsung Electronics Co Ltd	3.9
Tokyo Electron Ltd	3.1
Cie Financiere Richemont SA (REG)	3.0
Roche Holding AG	3.0

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